Notes to the consolidated statements of income	6 Months Ended
Jun. 30, 2018
Notes to the consolidated statements of income
Notes to the consolidated statements of income

2. Notes to the consolidated statements of income

Revenue

The Company has recognized the following revenue in the consolidated statement of income for the six months ended June 30, 2018:

Revenue
in € THOUS

	For the three months ended June 30, 2018			For the six months ended June 30, 2018
	Revenue from contracts with customers (IFRS 15)	Other revenue	Total	Revenue from contracts with customers (IFRS 15)	Other revenue	Total

Health care services	3.334.770	50.037	3.384.807	6.490.307	103.295	6.593.602
Dialysis services	2.806.544	-	2.806.544	5.454.837	-	5.454.837
Care Coordination	528.226	50.037	578.263	1.035.470	103.295	1.138.765

Health care products	801.202	27.696	828.898	1.550.300	45.432	1.595.732
Dialysis products	782.304	27.696	810.000	1.512.260	45.432	1.557.692
Non-dialysis products	18.898	-	18.898	38.040	-	38.040
Total	4.135.972	77.733	4.213.705	8.040.607	148.727	8.189.334

(Gain) loss on divestment of Sound

On April 20, 2018, the Company signed a definitive agreement to divest its controlling interest in Sound Inpatient Physicians, Inc. (“Sound”) to investment consortium led by Summit Partners, L.P., (“Summit Consortium”) for total transaction proceeds of $2,150,000 (€1,760,000). Upon receipt of the required regulatory approvals under Hart-Scott-Rodino Antitrust Improvements Acts of 1976, as amended, and the completion of customary closing conditions, the definitive agreement was consummated on June 28, 2018. The total transaction proceeds were $2,150,000 (€1,185,000). The divestiture generated a positive effect on net income attributable to shareholders of FMC-AG & Co. KGaA of approximately $752,000 (€648,000). This effect includes the six month impact from the increase in valuation of Sound’s share based payment program caused by the divestment of Sound. The net gain on divestiture of Care Coordination activities is shown in the consolidated statements of income.

Sound was included in Care Coordination within the North America Segment. The Company’s history, prior to divestment, with Sound includes the following milestones:

  In July 2014, the Company made an investment for a majority interest in Sound, a physician services organization focused on hospitalist, emergency, intensivist and post-acute care services, furthering its strategic investments and expanding the health care services we offer.
  In November 2014, Sound acquired Cogent Healthcare, expanding Sound to serve over 180 hospitals in 35 states with more than 1,750 providers.
  In 2017, the Company increased its interest in Sound raising our majority interest to almost 100% during the first half of 2017.

Research and development expenses

Research and development expenses of €37.648 for the six months ended June 30, 2018 (for the six months ended June 30, 2017: €35.096) include expenditure for research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €80 (for the six months ended June 30, 2017: €104).

Interest Income

In 2014, the Company issued equity-neutral convertible bonds (the “Convertible Bonds”) for which bond holders can begin exercising their conversion rights embedded in the bonds at certain dates beginning in November 2017. To fully offset the economic exposure from the conversion feature, the Company purchased call options on its shares (“Share Options”). Interest income is recognized either for the increase in the fair value of the conversion feature or the Share Options, dependent upon which is applicable in the year to date period under review. During the six months ended June 30, 2017, the fair value of the Share Options increased and, as such, the increase is shown as interest income. However, the increase in the fair value of the Share Options for the six month period ended June 30, 2017 was lower than for the three months ended March 31. 2017, which leads to the presentation of negative interest income for the three months ended June 30, 2017.

Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and fully diluted earnings per share computations for 2018 and 2017:

Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended June 30,		For the six months ended June 30,

	2018	2017	2018	2017
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	993.981	268.685	1.272.536	576.860

Denominators:
Weighted average number of shares outstanding	306.355.571	306.523.865	306.404.051	306.383.373
Potentially dilutive shares	927.226	712.296	946.366	589.057

Basic earnings per share	3,24	0,88	4,15	1,88
Fully diluted earnings per share	3,23	0,87	4,14	1,88

Share buy-back program

On the basis of the authorization granted by the Company’s Annual General Meeting on May 12, 2016 to conduct a share buy-back program, the Company repurchased 431,000 shares between May 28, and June 8, 2018, for an average weighted stock price of €86.37.

As of June 30, 2018, the Company holds 2.090.951 treasury shares. These shares will be used solely to either reduce the registered share capital of the Company by cancellation of the acquired shares, or to fulfill employee participation programs of the Company.

The following tabular disclosure provides the number of shares acquired in the context of the share buy-back programs as well as the repurchased treasury stock:

Treasury Stock

Period	Average price paid per share	Total number of shares purchased and retired as part of publicly announced plans or programs	Total value of shares (1)
	in €		in € THOUS
Purchase of Treasury Stock
May 2013	52,96	1.078.255	57.107
June 2013	53,05	2.502.552	132.769
July 2013	49,42	2.972.770	146.916
August 2013	48,40	995.374	48.174
Repurchased Treasury Stock	51,00	7.548.951	384.966

Retirement of repurchased Treasury Stock
February 2016	51,00	6.549.000	333.973

Purchase of Treasury Stock
December 2017	87,79	660.000	57.938
May/June 2018	86,37	431.000	37.221

Total	69,90	2.090.951	146.152

(1) The value of shares repurchased in 2013, 2017 and 2018 is inclusive of fees (net of taxes) paid in the amount of approximately €81, €12 and €8, respectively, for services rendered.